LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt [Line Items]
Long-term debt, net		$ 5,645,391	$ 4,394,131
Current portion of long-term debt, net		0	(146)
Non current portion of long-term debt, net		5,645,391	4,393,985
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	129	1,108
Total Credit Facility [Member] | 2020 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	249,910
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[3]	129	128
Senior Notes [Member] | 2017 4.875% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		983,417	980,173
Senior Notes [Member] | 2019 5.250% Senior Notes, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		495,471	494,052
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		594,314	592,702
Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		892,009	891,008
Senior Notes [Member] | 2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		845,481
Senior Notes [Member] | 2016 7.250% SC Secured Notes, due 2021 [Member]
Long-Term Debt [Line Items]
Long-term debt, net			842,789
Senior Notes [Member] | 2020 6.000% SC Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		495,434
Senior Notes [Member] | 2020 6.500% SC Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		495,262
Senior Notes [Member] | 2019 7.250% Studio City Notes, due 2024 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		$ 593,835	$ 592,171

[1]	As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2015 Revolving Credit Facility of the 2015 Credit Facilities of nil and $3,097 are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets, respectively.
[2]	As of December 31, 2020, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $43,593 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet.
[3]	As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $440 and $885 are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.